Reclassification of the Consolidated Statements of Operations	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Reclassification of the Consolidated Statements of Operations

26. RECLASSIFICATION OF THE CONSOLIDATED STATEMENTS OF OPERATIONS

Subsequent to the issuance of the Group’s 2018, 2019 and 2020 consolidated financial statements, the Group identified a classification error in its consolidated statements of operations. The Group determined that $13,622, $4,233 and $1,343, respectively, of inventory impairment for the year ended December 31, 2018, 2019 and 2020 that should have been recorded under cost of revenues, was improperly included in general and administrative expenses. As a result, the general and administrative expenses and cost of revenue in the previously reported consolidated statements of operations were corrected in the accompanying consolidated statements of operations for the three years ended December 31, 2020. The adjustment represents a classification misstatement in the Group’s consolidated statements of operations and has no impact on the Group’s net losses and financial position for the three years ended December 31, 2020.

The following table summarizes the effects of the correction on the consolidated statements of operations for the three years ended December 31, 2020:

	Year Ended December 31, 2018
	As previously reported	Adjustment	As corrected
Cost of revenues	$(139,764)	$(13,622)	$(153,386)
Gross profit	34,471	(13,622)	20,849
General and administrative expenses	(47,851)	13,622	(34,229)
Total operating expenses	(93,697)	13,622	(80,075)
	Year Ended December 31, 2019
	As previously reported	Adjustment	As corrected
Cost of revenues	$(72,432)	$(4,233)	$(76,665)
Gross profit/(loss)	4,002	(4,233)	(231)
General and administrative expenses	(19,399)	4,233	(15,166)
Total operating expenses	(61,106)	4,233	(56,873)
	Year Ended December 31, 2020
	As previously reported	Adjustment	As corrected
Cost of revenues	$(89,035)	$(1,343)	$(90,378)
Gross profit	18,483	(1,343)	17,140
General and administrative expenses	(20,192)	1,343	(18,849)
Total operating expenses	(50,590)	1,343	(49,247)